Operations - Main risks and associated measures (Details Textuals) - BRL (R$) R$ in Millions	1 Months Ended
	Nov. 30, 2020	Jul. 31, 2020	Apr. 30, 2020
Disclosure of detailed information about borrowings [line items]
Decrease percentage of investment plan			30.00%
Promissory notes [Member] | IPP [member]
Disclosure of detailed information about borrowings [line items]
New financing contracted amount			R$ 1,500
Borrowings, maturity period			1 year
Proceeds through the issuance of borrowings			R$ 1,300
Repayments of borrowings	R$ 300
Bonds maturing in 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds through the issuance of borrowings		R$ 350
Borrowings, coupon rate		5.25%